Fees Summary	Mar. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,490,000.00
Previously Paid Amount	0.00
Total Fee Amount	228.12
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 228.12
Narrative - Max Aggregate Offering Price	$ 1,490,000.00
Final Prospectus	true